Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of dividends [line items]
Tax rate	30.00%
Proceeds from cash management related instruments	$ 96	$ 195	$ 361
Major ordinary share transactions [member]
Disclosure of dividends [line items]
Dividend per share, after period-end	$ 0.99	$ 0.6	$ 0.74
Dividend amount, after period-end	$ 5,029	$ 3,045	$ 3,752
Proceeds from cash management related instruments	$ 1
BHP Group Limited [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share	2
Tax rate	30.00%